Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
W.P. Stewart & Co. Growth Fund (Prospectus Summary) | W.P. Stewart & Co. Growth Fund | W.P. Stewart & Co. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPSGX

W.P. Stewart & Co. Growth Fund (Prospectus Summary) | W.P. Stewart & Co. Growth Fund
W.P. Stewart & Co. Growth Fund
Investment Objective
The Fund's investment objective is to earn capital gains.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	W.P. Stewart & Co. Growth Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee or overnight check delivery fee	15
Retirement account fees (annual maintenance and redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		W.P. Stewart & Co. Growth Fund
Management fees		1.00%
Distribution (Rule 12b-1) Fee		none
Other expenses		0.94%
Total annual fund operating expenses	[1]	1.94%
Expense reimbursement	[1]	(0.71%)
Total annual fund operating expenses after expense reimbursement	[1]	1.23%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.23% of average daily net assets of the Fund. This agreement is effective until April 30, 2012, and may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses is paid for three years from the date of any such waiver or payment. The expense limit in the table has been restated to reflect the current rate.

Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same as the estimate shown above.

Please note that the figures below are based on the Fund's net expenses resulting from the expense limitation agreement described above through April
30, 2011, and assuming no expense reimbursement after such date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
W.P. Stewart & Co. Growth Fund	125	540	981	2,207

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund's advisor seeks to achieve the Fund's investment objective of capital gains (i.e., growth in the value of the Fund's shares) by investing in common stocks of U.S. companies based on a variety of factors. Such factors include: a company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund's advisor, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities. The Fund primarily invests in large-market capitalization companies, which are companies that have market capitalizations of  $5 billion or more
("large-cap"). The Fund's portfolio normally consists primarily of common stocks of U.S.-based companies listed on the New York Stock Exchange.

Principal Risks of Investing
The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market and Equity Risk. Your Fund shares can go down in value, so you may lose money by investing in the Fund. The price of the Fund's shares may be more volatile than the price of shares of funds investing in other types of equity securities or primarily in fixed income securities. The price of common stocks tends to fluctuate more dramatically than other types of investments. These price movements may result from economic, political and regulatory factors affecting individual companies, industries or securities markets as a whole.

Growth Stock Risk. The price of growth stocks may be particularly volatile.
Because the companies that issue these stocks usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market. Also, because investors buy growth stocks based on their expected earnings growth, earnings disappointments often result in sharp price declines.

Large Cap Risk. In certain market cycles, the stocks of small- or mid-cap companies may outperform the stocks of large-cap companies.

Non-Diversification Risk. The Fund is a "non-diversified" investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund's performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the
Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

Management Risk. No method of fundamental or technical analysis, including that employed by the Advisor, has been proven to provide a guaranteed rate of return adjusted for investment risk.

Suitability. Because the Fund invests a high percentage of its assets in a limited number of common stocks, the Fund may not represent a complete investment program.

Performance
The information shown below reflects the historical performance of the W.P.
Stewart & Co. Growth Fund, Inc., a Maryland corporation (the "Predecessor Fund")
and the Fund. Effective as of the close of business on November 30, 2009, the
Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the
Fund have identical investment objectives and strategies and are managed by the same investment advisor. The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Predecessor
Fund's and the Fund's performance from year to year and by comparing the performance of the Predecessor Fund and the Fund with the performance of a broad-based market index.  The table below illustrates the Predecessor Fund's and the Fund's total return compared with a broad-based securities market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. The Fund may not perform at the same level in the future.

Annual Total Returns

During the 10-year period shown in the bar chart, the highest return for a quarter was 15.06% (quarter ended December 31, 2004) and the lowest return for a quarter was -20.33% (quarter ended December 31, 2008).

Average Annual Total Returns (as of the fiscal year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
W.P. Stewart & Co. Growth Fund	Return Before Taxes		12.61%	1.92%	1.49%	7.64%	Feb 28, 1994
W.P. Stewart & Co. Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	[1]	12.57%	1.10%	0.86%	6.66%	Feb 28, 1994
W.P. Stewart & Co. Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.24%	1.59%	1.21%	6.51%	Feb 28, 1994
W.P. Stewart & Co. Growth Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%	8.08%	Feb 28, 1994
[1]	After-tax returns are estimated and based on calculations using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
W.P. Stewart & Co. Growth Fund (Prospectus Summary) | W.P. Stewart & Co. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	W.P. Stewart & Co. Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to earn capital gains.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same as the estimate shown above.

Please note that the figures below are based on the Fund's net expenses resulting from the expense limitation agreement described above through April
30, 2011, and assuming no expense reimbursement after such date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's advisor seeks to achieve the Fund's investment objective of capital gains (i.e., growth in the value of the Fund's shares) by investing in common stocks of U.S. companies based on a variety of factors. Such factors include: a company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund's advisor, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities. The Fund primarily invests in large-market capitalization companies, which are companies that have market capitalizations of  $5 billion or more
("large-cap"). The Fund's portfolio normally consists primarily of common stocks of U.S.-based companies listed on the New York Stock Exchange.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market and Equity Risk. Your Fund shares can go down in value, so you may lose money by investing in the Fund. The price of the Fund's shares may be more volatile than the price of shares of funds investing in other types of equity securities or primarily in fixed income securities. The price of common stocks tends to fluctuate more dramatically than other types of investments. These price movements may result from economic, political and regulatory factors affecting individual companies, industries or securities markets as a whole.

Growth Stock Risk. The price of growth stocks may be particularly volatile.
Because the companies that issue these stocks usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market. Also, because investors buy growth stocks based on their expected earnings growth, earnings disappointments often result in sharp price declines.

Large Cap Risk. In certain market cycles, the stocks of small- or mid-cap companies may outperform the stocks of large-cap companies.

Non-Diversification Risk. The Fund is a "non-diversified" investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund's performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the
Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

Management Risk. No method of fundamental or technical analysis, including that employed by the Advisor, has been proven to provide a guaranteed rate of return adjusted for investment risk.

Suitability. Because the Fund invests a high percentage of its assets in a limited number of common stocks, the Fund may not represent a complete investment program.

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a "non-diversified" investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund's performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The information shown below reflects the historical performance of the W.P.
Stewart & Co. Growth Fund, Inc., a Maryland corporation (the "Predecessor Fund")
and the Fund. Effective as of the close of business on November 30, 2009, the
Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the
Fund have identical investment objectives and strategies and are managed by the same investment advisor. The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Predecessor
Fund's and the Fund's performance from year to year and by comparing the performance of the Predecessor Fund and the Fund with the performance of a broad-based market index.  The table below illustrates the Predecessor Fund's and the Fund's total return compared with a broad-based securities market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. The Fund may not perform at the same level in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shown below reflects the historical performance of the W.P. Stewart & Co. Growth Fund, Inc., a Maryland corporation (the "Predecessor Fund") and the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. The Fund may not perform at the same level in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.06% (quarter ended December 31, 2004) and the lowest return for a quarter was -20.33% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated and based on calculations using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the fiscal year ended December 31, 2010)
W.P. Stewart & Co. Growth Fund (Prospectus Summary) | W.P. Stewart & Co. Growth Fund | W.P. Stewart & Co. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.33%)
W.P. Stewart & Co. Growth Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1994
W.P. Stewart & Co. Growth Fund | W.P. Stewart & Co. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.94%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.23%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	540
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	981
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,207
Annual Return 2001	rr_AnnualReturn2001	(13.06%)
Annual Return 2002	rr_AnnualReturn2002	(16.46%)
Annual Return 2003	rr_AnnualReturn2003	16.85%
Annual Return 2004	rr_AnnualReturn2004	17.73%
Annual Return 2005	rr_AnnualReturn2005	5.49%
Annual Return 2006	rr_AnnualReturn2006	6.85%
Annual Return 2007	rr_AnnualReturn2007	(0.03%)
Annual Return 2008	rr_AnnualReturn2008	(31.06%)
Annual Return 2009	rr_AnnualReturn2009	32.65%
Annual Return 2010	rr_AnnualReturn2010	12.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1994
W.P. Stewart & Co. Growth Fund | W.P. Stewart & Co. Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1994
W.P. Stewart & Co. Growth Fund | W.P. Stewart & Co. Growth Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 1994

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.23% of average daily net assets of the Fund. This agreement is effective until April 30, 2012, and may be terminated by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses is paid for three years from the date of any such waiver or payment. The expense limit in the table has been restated to reflect the current rate.
[2]	After-tax returns are estimated and based on calculations using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.